Condensed Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (87,598)	$ 21,699
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	5,400	5,400
Impairment loss		87,338
Equity in (income) losses of Local Limited Partnerships	(28,257)	(12,135)
Decrease in prepaid expenses	28,130
Decrease in accrued fees and expenses due to General Partner and affiliates	5,877	(73,088)
Gain on sale of Local Limited Partnerships		(157,413)
Net cash used in operating activities	(76,448)	(128,199)
Cash flows from investing activities:
Net proceeds from sale of Local Limited Partnerships		149,440
Advances made to Local Limited Partnerships	(65,210)
Write off of advances made to Local Limited Partnerships	65,210
Distributions received from Local Limited Partnerships	7,927	17,137
Net cash provided by investing activities	7,927	166,577
Net increase (decrease) in cash	(68,521)	38,378
Cash, beginning of period	153,987	25,677
Cash, end of period	85,466	64,055
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Taxes paid